Property and Equipment, Net - Schedule of Composition and Movement of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
Schedule of Composition and Movement of Property and Equipment, Net [Line Items]
Balance	$ 1,341	$ 1,819
Disposals during the year		(549)
Purchases in the year	33	85
Adjustments arising from translating financial statements from functional currency to presentation currency	183	(14)
Balance	1,557	1,341
Cost [Member] | Office furniture and equipment [Member]
Schedule of Composition and Movement of Property and Equipment, Net [Line Items]
Balance	190	236
Disposals during the year		(45)
Purchases in the year
Adjustments arising from translating financial statements from functional currency to presentation currency	26	(1)
Balance	216	190
Cost [Member] | Computers and peripheral equipment [Member]
Schedule of Composition and Movement of Property and Equipment, Net [Line Items]
Balance	938	1,030
Disposals during the year		(104)
Purchases in the year	32	18
Adjustments arising from translating financial statements from functional currency to presentation currency	128	(6)
Balance	1,098	938
Cost [Member] | Leasehold improvements [member]
Schedule of Composition and Movement of Property and Equipment, Net [Line Items]
Balance	213	520
Disposals during the year		(305)
Purchases in the year	1	5
Adjustments arising from translating financial statements from functional currency to presentation currency	29	(7)
Balance	243	213
Cost [Member] | Motor vehicles [Member]
Schedule of Composition and Movement of Property and Equipment, Net [Line Items]
Balance		33
Disposals during the year		(95)
Purchases in the year		62
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance
Accumulated Depreciation [Member]
Schedule of Composition and Movement of Property and Equipment, Net [Line Items]
Balance	854	784
Depreciation in the year	239	333
Disposals during the year		(257)
Adjustments arising from translating financial statements from functional currency to presentation currency	116	(6)
Balance	1,209	854
Depreciated cost	348	487
Accumulated Depreciation [Member] | Office furniture and equipment [Member]
Schedule of Composition and Movement of Property and Equipment, Net [Line Items]
Balance	109	108
Depreciation in the year	16	18
Disposals during the year		(16)
Adjustments arising from translating financial statements from functional currency to presentation currency	17	(1)
Balance	142	109
Depreciated cost	74	81
Accumulated Depreciation [Member] | Computers and peripheral equipment [Member]
Schedule of Composition and Movement of Property and Equipment, Net [Line Items]
Balance	629	530
Depreciation in the year	163	199
Disposals during the year		(96)
Adjustments arising from translating financial statements from functional currency to presentation currency	83	(4)
Balance	875	629
Depreciated cost	223	309
Accumulated Depreciation [Member] | Leasehold improvements [member]
Schedule of Composition and Movement of Property and Equipment, Net [Line Items]
Balance	116	116
Depreciation in the year	60	75
Disposals during the year		(74)
Adjustments arising from translating financial statements from functional currency to presentation currency	16	(1)
Balance	192	116
Depreciated cost	51	97
Accumulated Depreciation [Member] | Motor vehicles [Member]
Schedule of Composition and Movement of Property and Equipment, Net [Line Items]
Balance	$ 0	30
Depreciation in the year		41
Disposals during the year		(71)
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance		0
Depreciated cost		$ 0